Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value of private placement	$ 40,000,000
Private placement coupon rate	8.90%
Private placement coupon rate maturing year	2028
Transfers between Level 1 and Level 2	0
Loans and Leases Receivable, Gross	1,742,868,000	1,361,718,000
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of nonrecurring assets	10,387,000	14,603,000
Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of nonrecurring assets		229,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred security par value	1,000,000
Purchases, sales, issuances, or settlements of assets or liabilities	0
Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of nonrecurring assets	10,387,000	14,603,000
Financing receivable, allowance for credit losses, individually evaluated for impairment	1,700,000	2,100,000
Loans and Leases Receivable, Gross	12,100,000	16,700,000
Significant Unobservable Inputs (Level 3) [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of nonrecurring assets	$ 0	$ 229,000
Properties written down	0	1